Intellectual Property (Tables)	6 Months Ended	12 Months Ended
	Feb. 29, 2020	Aug. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of patents
	February 29	August 31
	2020	2019
	$	$
Balance – beginning	265,127	146,538
Addition	5,711	122,982
Amortization*	(2,843)	(4,393)
Balance – ending	267,995	265,127
*The patents are amortized over their legal life of 20 years.

	August 31	August 31
	2019	2018
	$	$
Balance – Beginning	146,538	62,827
Addition	122,982	85,399
Amortization*	(4,393)	(1,688)
Balance – Ending	265,127	146,538
* The patents are amortized over their legal life of 20 years.